SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING ALTERNATIVE FUNDS
For the Allspring Alternative Risk Premia Fund (the “Fund”)

Effective immediately, Monisha Jayakumar is removed as a portfolio manager to the Fund. All references to Monisha Jayakumar in the Fund’s prospectuses and Statement of Additional Information are hereby removed.

Effective immediately, Kevin Cole, CFA is added as a portfolio manager to the Fund.

I. Prospectus

In the section entitled “Fund Summary - Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Eddie Cheng, CFA, Portfolio Manager / 2018
	Allspring Global Investments, LLC	Petros N. Bocray, CFA, FRM, Portfolio Manager / 2018 Kevin Cole, CFA, Portfolio Manager / 2024

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Kevin Cole, CFA	Mr. Cole joined Allspring Investments or one of its predecessor firms in 2016, where he currently serves as a Portfolio Manager for the Systematic Edge team.

II. Statement of Additional Information

In the sections entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information for this Funds:

Allspring Investments
Kevin Cole, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Kevin Cole, CFA became a portfolio manager of the Fund on January 24, 2024. The information presented in this table is as of June 30, 2023, at which time Kevin Cole, CFA was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring Investments[1]
Kevin Cole, CFA[2]	Alternative Risk Premia Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Kevin Cole, CFA became a portfolio manager of the Fund on January 24, 2024. The information presented in this table is as of June 30, 2023, at which time Kevin Cole, CFA was not a portfolio manager of the Fund.

January 24, 2024	SUP4723 01-24